20 SHARE BASED PAYMENT (Details)	12 Months Ended
	Dec. 31, 2019 Number R$ / shares	Dec. 31, 2018 Number
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Number	12,075,953
Outstanding options | Number	4,821,452	9,048,405
Stock option One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 26, 2016
Beginning of the year	Apr. NaN, 2017
End of the year	Dec. NaN, 2022
Options granted | Number	8,724,733
Outstanding options | Number	1,325,000
Fair value of the option | R$ / shares	R$ 9.21
Price of converted share Grant date | R$ / shares	56
Price of converted share Updated IPCA | R$ / shares	R$ 66.33
Stock option Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2016
Beginning of the year	May NaN, 2017
End of the year	Dec. NaN, 2022
Options granted | Number	3,351,220
Outstanding options | Number	1,168,500
Fair value of the option | R$ / shares	R$ 10.97
Price of converted share Grant date | R$ / shares	46.68
Price of converted share Updated IPCA | R$ / shares	R$ 54.87